Stockholders’ equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders’ equity	Stockholders’ equity
North American Title Acquisition
On the Close Date, the Company issued 10,098,071 shares of common stock and 7,295,759 shares of Series A preferred stock on a 1:1 basis for all outstanding shares of States Title, Inc. On the Close Date, the Company exchanged its convertible notes for 2,335,837 shares of Series A-2 preferred stock and 1,049,637 shares of Series A-1 preferred stock. On the Close Date, the Company issued 7,004,797 shares of Series A-1 preferred stock and warrants to purchase an additional 4,815,798 shares of Series A-1 preferred stock in connection with the North American Title Acquisition (see Note 1 for additional information).
Series B preferred stock and Series C preferred stock capital raise
On June 17, 2019, the Company completed the sale of 2,642,036 shares of its Series B preferred stock for proceeds of $25.0 million, net of financing costs, representing $9.46 per share.
In December 2019, the Company raised $51.5 million, net of financing costs, from the sale of 4,270,182 shares of its Series C preferred stock representing $12.09 per share. Proceeds from the sale of Series C preferred stock were used to pay a portion of principal on the Loan (see Note 10 for additional information), further the Company’s investment in research and development as well as general corporate purposes.
In the first quarter of 2020, the Company raised $70.7 million, net of financing costs, from the sale of 5,849,302 shares of its Series C preferred stock representing $12.09 per share.
Accordingly, on December 22, 2020, the Company amended its articles of incorporation to authorize 54,000,000 shares of common stock with a par value of $0.0001, 7,295,759 shares of Series A preferred stock at a par value of $0.0001, 12,975,006 shares of Series A-1 preferred stock at a par value of $0.0001, 2,335,837 shares of Series A-2 preferred stock at a par value of $0.0001, 2,642,036 shares of Series B preferred stock at a par value of $0.0001 and 10,755,377 shares of Series C preferred stock at a par value of $0.0001.
Preferred stock
Following is a presentation of the key characteristics and shares outstanding for each class of the Company’s preferred stock as of December 31, 2020:

Preferred Stock Class	Issue Date	Price	Dividend Rate	Conversion Price	Liquidation Preference	Shares Outstanding
		$	$	$	$
Series A	Close Date (1)	1.41	0.1129	1.41	1.41	7,295,759
Series A – 1	Close Date (1)	7.16	0.5727	7.16	7.16	8,159,208
Series A – 2	Close Date (2)	5.73	0.4581	5.73	5.73	2,335,837
Series B	6/17/2019	9.46	0.757	9.46	9.46	2,642,036
Series C	12/05-3/15/2020	12.09	0.967	12.09	12.09	10,119,484
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(1)Shares exchanged for Legacy States Title shares in the North American Title Acquisition at a presumed fair value of $1.41 per share (see Note 1 for additional information).
(2)Shares exchanged for convertible notes in the North American Title Acquisition at the price noted (see Note 10 for additional information).
The following terms are applicable to all classes of the Company’s preferred stock.
Holders of the Company’s preferred stock are entitled to receive dividends, when, as and if declared by the board of directors at a defined dividend rate, as presented in the above table by class, per annum, in preference and priority to any declaration or payment of distribution on common stock unless otherwise defined. The right to receive dividends on preferred stock is not cumulative, and no right to dividends may accrue.
In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of all classes of preferred stock shall be entitled to receive preference over common stockholders and others. In the event of liquidation, holders of Series A preferred stock are entitled to a defined liquidation preference, as presented in the above table by class, per share plus all declared but unpaid dividends, if any. If, upon the liquidation, dissolution or winding up of the Company, the assets of the Company legally available for distribution to holders of all classes of preferred shares are insufficient to pay the full liquidation preference and declared but unpaid dividends on all preferred shares, then holders will each receive a pro rata amount of the total assets available in proportion to the full amounts to which they would otherwise be entitled.
Preferred stock may be converted, at the option of the holder thereof, at any time after the date of issuance into that number of fully-paid, non-assessable shares of common stock at the original issue price divided by a conversion price, as presented in the above table by class, subject to periodic adjustment for recapitalizations or other specified events. Automatic conversion into fully-paid, non-assessable shares of common stock at the conversion rate, subject to periodic adjustment for recapitalizations or other specified events, immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, provided the gross proceeds of the conversion are not less than $30 million.
Common stock
Holders of common stock are entitled to one vote for each share held. Common stock is entitled to receive dividends, when, and if declared by the board of directors.
As of December 31, 2020, there were 10,480,902 common shares issued and outstanding.
Conversion of convertible notes
On the Close Date, the Company’s convertible notes were converted to preferred stock in the Company. Series 2017A Notes, with a balance of $13.4 million, including unpaid interest, were converted to 2,335,837 shares of the Company’s Series A-2 preferred stock at a rate of $5.73 per share. Series 2018A Notes, with a balance of $7.5 million including unpaid interest, were converted to 1,049,637 shares of the Company’s Series A-1 preferred stock at a rate of $7.16 per share.